SHAREHOLDERS' EQUITY (Schedule of stock option activity) (Details) - $ / shares	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Equity [Abstract]
Options outstanding and exercisable - Beginning balance	6,965,000	3,255,000
Options granted		4,055,000
Options exercised		(200,000)
Options expired/cancelled	(1,350,000)	(145,000)
Options outstanding and exercisable - Ending balance	5,615,000	6,965,000	3,255,000
Weighted average exercise price, outstanding and exercisable - Beginning balance	$ 1.22	$ 1.78
Weighted average exercise price, Granted		0.73
Weighted average exercise price, Exercised		0.65
Weighted average exercise price, Expired/Cancelled	2.8	0.71
Weighted average exercise price, outstanding and exercisable - Ending balance	$ 0.84	$ 1.22	$ 1.78
Weighted average remaining life, outstanding and exercisable	1 year 5 months 12 days	2 years 18 days	2 years 2 months 4 days